Net interest revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest revenue
Deposits with the Federal Reserve and other central banks		$ 50	$ 448	$ 531
Deposits with banks		134	265	219
Federal funds sold and securities purchased under resale agreements		545	2,154	1,116
Margin loans		211	454	510
Non-margin loans		931	1,335	1,356
Securities:
Taxable		2,118	2,701	2,520
Exempt from federal income taxes		28	36	54
Total securities		2,146	2,737	2,574
Trading securities		92	155	126
Total interest revenue		4,109	7,548	6,432
Interest expense
Deposits in domestic offices		176	958	537
Deposits in foreign offices		(15)	636	340
Federal funds purchased and securities sold under repurchase agreements		283	1,437	758
Trading liabilities		15	35	29
Other borrowed funds		16	59	58
Commercial paper		7	55	51
Customer payables		28	238	191
Long-term debt		622	942	857
Total interest expense		1,132	4,360	2,821
Net interest revenue		2,977	3,188	3,611
Provision for credit losses	[1],[2]	336	(25)	(11)
Net interest revenue after provision for credit losses		$ 2,641	$ 3,213	$ 3,622

[1]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The provision for credit losses for 2020 relates to the financial instruments within the scope of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.